UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2023

Item 1. Reports to Stockholders

Annual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

August 31, 2023

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

● Check your account balance and transactions

● View statements and tax forms

● Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of August 31, 2023, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Portfolio management reviews
Delaware Funds by Macquarie® Minnesota municipal bond funds	August 31, 2023 (Unaudited)
Performance preview (for the year ended August 31, 2023)
Delaware Tax-Free Minnesota Fund (Institutional Class shares)	1-year return	-0.64%
Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	-0.89%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+1.70%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 7.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 11 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Minnesota Intermediate Fund (Institutional Class shares)	1-year return	+0.97%
Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	+0.72%
Bloomberg 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	+1.68%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 12.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 16 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Minnesota High-Yield Municipal Bond Fund (Institutional Class shares)	1-year return	-0.71%
Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	-1.06%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+1.70%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 17.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 21 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Portfolio management reviews

Delaware Funds by Macquarie® Minnesota municipal bond funds

Investment objectives

Delaware Tax-Free Minnesota Fund seeks as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

Delaware Minnesota High-Yield Municipal Bond Fund seeks a high level of current income that is exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium-and lower-grade municipal obligations.

Economic backdrop

During the fiscal year ended August 31, 2023, there was a growing consensus that the US economy could continue to expand and potentially even achieve a “soft landing,” despite various challenges that investors anticipated could lead to a recession. These challenges included the US Federal Reserve's cycle of rate hikes, a regional banking crisis, and concerns about the impact of China's slowdown on the global economy.

When the fiscal year began in September 2022, the US inflation rate was down from its peak of several months earlier, but it was still higher than at any point since the early 1980s. Investors were concerned about the Fed’s plan to battle inflation by continuing to raise its benchmark short-term interest rate.

The Fed, which had begun sharply raising rates earlier in 2022, announced four consecutive 75-basis-point (or 0.75-percentage-point) rate increases between June and November, and signaled in November that it would start to slow the pace of rate hikes to avoid undue pressure on the US economy.

Although the central bank reiterated that more rate increases would be needed amid continued strong employment and higher-than-desired inflation, its efforts to battle inflation appeared to take root, as the pace of rising prices continued to decline throughout the rest of the fiscal period.

The Fed downshifted to a rate increase of 50 basis points in December 2022, followed by increases of 25 basis points in February, March, May, and – after pausing in June – July 2023. The central bank cited progress in slowing down inflation, which stood at an annual rate of 3.2% for the 12 months ended July 31, 2023, down from 8.3% in August 2022, as measured by the US Consumer Price Index (CPI). However, the Fed reiterated its readiness to continue raising rates, if necessary, to further slow inflation. At fiscal year end, the federal funds rate stood within a range of 5.25% to 5.50%, more than double the rate of a year earlier.

Economic backdrop in Minnesota

For the 2023 fiscal year, non-farm employment in Minnesota increased 1.9% to 3.0 million. For July 2023, the state reported a preliminary unemployment rate of 3.0%, above the 2.4% rate it reported a year earlier but better than the national average of 3.5%. Minnesota’s general fund net receipts for fiscal 2023 were $30.4 billion, 1.8% above forecast. Meanwhile, net individual income-tax collections for the 2023 fiscal year totaled $15.8 billion, 2.0% above forecast, while net corporate income-tax collections were $2.9 billion, 5.9% greater than anticipated. Net sales and use tax collections for fiscal 2023 totaled $7.4 billion, marginally below forecast. The state’s biennial budget for the 2024 and 2025 fiscal years, which was finalized in May, projects $37.6 billion in general fund spending in fiscal 2024 and $32.0 billion in fiscal 2025.

Municipal bond market conditions

Overall, the municipal bond market, as measured by the Bloomberg Municipal Bond Index, returned 1.70% for the fiscal year ended August 31, 2023.

The municipal bond market experienced up-and-down performance during the fiscal year and finished in modestly positive territory.

At the start of the 12-month period, yields on municipal bonds were rising, and bond prices correspondingly falling, amid steady outflows from municipal bond mutual funds. Late in 2022 and into early 2023, however, the backdrop for municipal bonds improved. Inflation eased, and expectations grew that the Fed would begin to slow the pace of interest rate hikes. This led to an improvement in the technical backdrop and a better balance between demand and supply for municipal securities.

In the final few months of the Funds’ fiscal year, as economic growth exceeded expectations and investors saw hope for a soft landing, the market’s expectations for a rate cut diminished. This led to a somewhat less favorable environment for investors.

Against this backdrop, bonds with longer and intermediate maturities, especially those with maturities ranging from 10 to 20 years, generally performed the best, outpacing their shorter- and longer-term counterparts. Meanwhile, bonds with lower-investment-grade credit ratings generally outperformed higher-quality issues. High yield municipal debt (bonds with credit ratings below BBB-) lagged overall, partly from the negative impact of two underperforming categories during the fiscal year: Puerto Rico and hospital debt.

The following tables show municipal bond returns by maturity length and by credit quality for the fiscal year ended August 31, 2023.

Returns by maturity
1 year	1.83%
3 years	1.12%
5 years	0.98%
10 years	2.01%
22+ years	1.45%

Returns by credit rating
AAA	1.21%
AA	1.62%
A	2.19%
BBB	2.29%
Source: Bloomberg.

Maintaining our management approach

Regardless of the underlying market environment, our investment approach remains consistent across all three Funds profiled in this report. We follow a bottom-up investment approach, meaning we rely on our team’s in-depth credit research to select securities on an issuer-by-issuer basis. In choosing tax-exempt bonds for the Funds, we prioritize securities we believe may provide the Funds’ shareholders with favorable trade-offs between their risk and upside opportunity.

In pursuing our strategy, we typically maintain relatively less exposure to highly rated, lower yielding bonds, as we believe these types of securities provide less value for shareholders. Instead, we generally see better opportunity from lower-rated, higher yielding bonds of issuers with what we believe is solid underlying credit quality.

Portfolio management reviews

Delaware Funds by Macquarie® Minnesota municipal bond funds

For these three Funds, however, we note that the unique characteristics of Minnesota’s municipal bond market can sometimes make it challenging to identify as many of the lower-rated, higher yielding bonds we typically favor for investment. The reason is that municipal bond issuance in Minnesota tends to feature a greater concentration of state and local general obligation issues with relatively high credit ratings. Accordingly, our approach with these Funds is to purchase bonds that we view as having the most attractive opportunities at any given time, while we monitor supply in the new-issue and secondary municipal bond markets in search of suitable lower-rated bonds that have the potential to satisfy our management objectives.

Following this approach, in both Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund, we continued to prioritize bonds with lower-investment-grade credit ratings (A and BBB), while we maintained a portion of each Fund’s portfolio in high yield tax-exempt debt (bonds rated below BBB-).

At the end of the Funds’ fiscal year on August 31, 2023, approximately 35% of Delaware Tax-Free Minnesota Fund’s net assets were invested in bonds rated A and BBB. About 33% of the net assets of Delaware Tax-Free Minnesota Intermediate Fund were invested in these same credit tiers. Both Funds also maintained meaningful allocations to high yield municipal bonds. By prospectus, each Fund may hold up to 20% of its net assets in high yield debt.

Consistent with its mandate, Delaware Minnesota High-Yield Municipal Bond Fund maintained the largest high yield exposure of the three Funds. As of August 31, 2023, about 38% of its portfolio was held in bonds with credit ratings below BBB-, including non-rated bonds.

Responding to market conditions

Amid volatile conditions in the municipal bond market for much of this 12-month reporting period, we held a bit more cash in the Funds’ portfolios than we normally do. Our rationale was to maintain sufficient liquidity both to satisfy potential shareholder redemptions if market conditions weakened further, and to have proceeds available to take advantage of opportunities to buy bonds we found attractive at prices we believed were temporarily depressed.

At the start of the fiscal year in September 2022, the municipal bond market was close to its bottom. Bond prices had significantly fallen, while their yields were relatively high. Over the next few months, we acquired certain lower-rated, longer-duration bonds that had underperformed and, in our opinion, offered particularly attractive yields relative to their underlying credit quality.

As we entered 2023, finding these types of compelling value opportunities became more challenging as inflation slowed and economic growth eased. We gradually began to see more opportunities in April and May, as the US regional bank crisis led the market to anticipate a rise in municipal bond supply. Although these market dynamics were short-lived, they did create some opportunities for us to invest in bonds trading at valuations we considered attractive.

When purchasing new bonds for the Funds, we uncovered opportunities across various sectors. Two particularly fruitful areas of opportunity included high yield charter school and healthcare bonds. When possible, we also focused on lower-coupon bonds trading at discounts, which we believed offered similar downside to higher-coupon issues but better upside opportunity.

Proceeds for these opportunistic bond purchases came from bond calls and maturities as well as from the cash balances we maintained in the Funds. Likewise, when appropriate, we engaged in relative-value trades, selling certain lower yielding bonds and using the proceeds to buy other bonds we thought provided better long-term opportunities for shareholders.

Engaging in tax-loss swaps was another strategy we employed at times throughout the reporting period. This entailed exchanging lower yielding bonds for similar issues offering higher prevailing yields. With these swaps, we secured higher income for the Funds at a comparable level of risk while generating tax losses we could apply against future capital gains.

Individual performance effects

During the reporting period, longer-intermediate bonds were among the strongest performers in the municipal bond marketplace, while bonds with lower-investment-grade credit ratings tended to outperform their more highly rated counterparts. Accordingly, many of the strongest and weakest performers in the Funds reflected these trends.

For example, Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund all benefited from our holdings in senior housing bonds for Apple Valley, Minn. These non-rated securities, which offered relatively high yields and had final maturity dates ranging from 2032 to 2052, benefited from perceived improvements in the issuer’s underlying financial position. Also, the securities, which came into the fiscal year at a relatively low price, regained a portion of their previously lost value amid a market downturn. These bonds, regardless of the specific issue we owned in the Funds, all gained more than 8% for the fiscal year.

Another senior-housing bond investment, the Walker Methodist – Westwood Ridge senior housing facility in West St. Paul, Minn., further boosted the performance of Delaware Tax-Free Minnesota Intermediate Fund. These non-rated securities gained close to 6% for the fiscal year.

An investment in Minnesota Office of Higher Education student loan bonds, which gained more than 9%, also added to performance in Delaware Tax-Free Minnesota Fund. These AA-rated bonds with a 2038 maturity date benefited from the combination of their relatively low dollar price and higher duration, both of which proved to be in-demand characteristics this reporting period.

Meanwhile, the performance of Delaware Tax-Free Minnesota Intermediate Fund was boosted by a position in zero-coupon Puerto Rico dedicated-tax bonds, which recovered off a low valuation coming into the reporting period and gained about 6% during the fiscal year. Additionally, in Delaware Minnesota High-Yield Municipal Bond Fund, bonds for Riverton Community Student Housing outperformed, gaining roughly 4% as a result of the securities’ relatively high coupon and favorable positioning on the yield curve.

In contrast, Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund both saw negative performance from tax-exempt bonds issued by the Puerto Rico Electric Power Authority, often referred to as PREPA. These bonds, which declined more than 65% for the 12-month period, lost significant value when PREPA, which is going through a restructuring,

Portfolio management reviews

Delaware Funds by Macquarie® Minnesota municipal bond funds

received an unfavorable ruling in bankruptcy court over the summer, which dragged down the securities’ prices.

Bonds for RiverView Health, a Crookston, Minn., hospital system, also weighed on the performance of all three Funds. These non-rated securities declined more than 18% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and, owing to their shorter final maturity, declined roughly 13% for Delaware Tax-Free Minnesota Intermediate Fund. Concerns about the issuer’s credit quality lay behind the securities’ subpar performance for the fiscal year.

An investment in the debt of The Lakes at Stillwater, a senior housing community in Bethel, Minn., was another performance challenge for these three Funds. Investors’ concerns about occupancy rates at the facility hampered the performance of these bonds, which declined between 9% and 14% during the Funds’ fiscal year.

Performance summaries
Delaware Tax-Free Minnesota Fund	August 31, 2023 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2023
	1 year	5 year	10 year	Lifetime
Class A (Est. February 27, 1984)
Excluding sales charge	-0.89%	+0.55%	+2.16%	—
Including sales charge	-5.39%	-0.37%	+1.70%	—
Class C (Est. May 4, 1994)
Excluding sales charge	-1.71%	-0.21%	+1.39%	—
Including sales charge	-2.67%	-0.21%	+1.39%	—
Institutional Class (Est. December 31, 2013)
Excluding sales charge	-0.64%	+0.80%	—	+2.26%
Including sales charge	-0.64%	+0.80%	—	+2.26%
Bloomberg Municipal Bond Index	+1.70%	+1.52%	+2.81%	—

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 9. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service (12b-1) fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. This includes prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at

Performance summaries

Delaware Tax-Free Minnesota Fund

the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.93%	1.68%	0.68%
Net expenses (including fee waivers, if any)	0.84%	1.59%	0.59%

Type of waiver	Contractual	Contractual	Contractual

Performance summaries

Delaware Tax-Free Minnesota Fund

Performance of a $10,000 investment1

Class A shares

For the period August 31, 2013 through August 31, 2023

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$13,194
Delaware Tax-Free Minnesota Fund - Class A shares	$9,550	$11,832

Institutional Class shares

For the period December 31, 2013 (inception date) through August 31, 2023

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,874
Delaware Tax-Free Minnesota Fund - Institutional Class shares	$10,000	$12,413

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2013, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2013.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 9. Please note additional details on pages 7 through 11.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 2, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class C	DMOCX	928918408
Institutional Class	DMNIX	928918705

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2023 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2023
	1 year	5 year	10 year	Lifetime
Class A (Est. October 27, 1985)
Excluding sales charge	+0.72%	+0.59%	+1.81%	—
Including sales charge	-2.01%	+0.03%	+1.52%	—
Class C (Est. May 4, 1994)
Excluding sales charge	-0.03%	-0.22%	+0.97%	—
Including sales charge	-1.01%	-0.22%	+0.97%	—
Institutional Class (Est. December 31, 2013)
Excluding sales charge	+0.97%	+0.76%	—	+1.83%
Including sales charge	+0.97%	+0.76%	—	+1.83%
Bloomberg 3–15 Year Blend Municipal Bond Index	+1.68%	+1.65%	+2.54%	—

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 14. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service (12b-1) fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate. Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

Performance summaries

Delaware Tax-Free Minnesota Intermediate Fund

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	1.01%	1.76%	0.76%
Net expenses (including fee waivers, if any)	0.81%	1.56%	0.56%

Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1

Class A shares

For the period August 31, 2013 through August 31, 2023

	Starting value	Ending value
Bloomberg 3–15 Year Blend Municipal Bond Index	$10,000	$12,847
Delaware Tax-Free Minnesota Intermediate Fund - Class A shares	$9,725	$11,631

Institutional Class shares

For the period December 31, 2013 (inception date) through August 31, 2023

	Starting value	Ending value
Bloomberg 3–15 Year Blend Municipal Bond Index	$10,000	$12,570
Delaware Tax-Free Minnesota Intermediate Fund - Institutional Class shares	$10,000	$11,917

Performance summaries

Delaware Tax-Free Minnesota Intermediate Fund

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2013, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg 3-15 Year Blend Municipal Bond Index as of August 31, 2013.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg 3-15 Year Blend Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 14. Please note additional details on pages 12 through 16.

The Bloomberg 3-15 Year Blend Municipal Bond Index measures the total return performance of investment grade, US tax-exempt bonds with maturities from 2 to 17 years.

The US Consumer Price Index (CPI), mentioned on page 2, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class C	DVSCX	928930205
Institutional Class	DMIIX	92910U109

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2023 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2023
	1 year	5 year	10 year	Lifetime
Class A (Est. June 4, 1996)
Excluding sales charge	-1.06%	+0.82%	+2.50%	—
Including sales charge	-5.47%	-0.10%	+2.03%	—
Class C (Est. June 7, 1996)
Excluding sales charge	-1.79%	+0.07%	+1.74%	—
Including sales charge	-2.75%	+0.07%	+1.74%	—
Institutional Class (Est. December 31, 2013)
Excluding sales charge	-0.71%	+1.07%	—	+2.63%
Including sales charge	-0.71%	+1.07%	—	+2.63%
Bloomberg Municipal Bond Index	+1.70%	+1.52%	+2.81%	—

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 19. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service (12b-1) fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

Performance summaries

Delaware Minnesota High-Yield Municipal Bond Fund

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate. Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.98%	1.73%	0.73%
Net expenses (including fee waivers, if any)	0.86%	1.61%	0.61%

Type of waiver	Contractual	Contractual	Contractual

Performance summaries

Delaware Minnesota High-Yield Municipal Bond Fund

Performance of a $10,000 investment1

Class A shares

For the period August 31, 2013 through August 31, 2023

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$13,194
Delaware Minnesota High-Yield Municipal Bond Fund - Class A shares	$9,550	$12,230

Institutional Class shares

For the period December 31, 2013 (inception date) through August 31, 2023

	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$12,874
Delaware Minnesota High-Yield Municipal Bond Fund - Institutional Class shares	$10,000	$12,852

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2013, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2013.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 19. Please note additional details on pages 17 through 21.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The US Consumer Price Index (CPI), mentioned on page 2, is a measure of inflation that is calculated by the US Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class C	DVMMX	928928282
Institutional Class	DMHIX	928928175

Disclosure of Fund expenses

For the six-month period from March 1, 2023 to August 31, 2023 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2023 to August 31, 2023.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds' expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/23	8/31/23	Expense Ratio	3/1/23 to 8/31/23*
Actual Fund return†
Class A	$1,000.00	$1,001.00	0.84%	$4.24
Class C	1,000.00	996.40	1.59%	8.00
Institutional Class	1,000.00	1,002.30	0.59%	2.98
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class C	1,000.00	1,017.19	1.59%	8.08
Institutional Class	1,000.00	1,022.23	0.59%	3.01

Delaware Tax-Free Minnesota Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/23	8/31/23	Expense Ratio	3/1/23 to 8/31/23*
Actual Fund return†
Class A	$1,000.00	$1,008.40	0.81%	$4.10
Class C	1,000.00	1,004.70	1.56%	7.88
Institutional Class	1,000.00	1,008.70	0.56%	2.84
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.12	0.81%	$4.13
Class C	1,000.00	1,017.34	1.56%	7.93
Institutional Class	1,000.00	1,022.38	0.56%	2.85

Disclosure of Fund expenses

For the six-month period from March 1, 2023 to August 31, 2023 (Unaudited)

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/23	8/31/23	Expense Ratio	3/1/23 to 8/31/23*
Actual Fund return†
Class A	$1,000.00	$1,003.90	0.86%	$4.34
Class C	1,000.00	1,000.10	1.61%	8.12
Institutional Class	1,000.00	1,005.10	0.61%	3.08
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.87	0.86%	$4.38
Class C	1,000.00	1,017.09	1.61%	8.19
Institutional Class	1,000.00	1,022.13	0.61%	3.11

*“Expenses Paid During Period” are equal to the relevant Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Fund	As of August 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.02%
Education Revenue Bonds	22.79%
Electric Revenue Bonds	7.29%
Healthcare Revenue Bonds	32.86%
Housing Revenue Bonds	1.34%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.52%
Lease Revenue Bonds	1.32%
Local General Obligation Bonds	16.07%
Pre-Refunded/Escrowed to Maturity Bonds	1.16%
Special Tax Revenue Bonds	3.09%
State General Obligation Bonds	3.86%
Transportation Revenue Bonds	5.38%
Water & Sewer Revenue Bonds	1.34%
Total Value of Securities	99.02%
Receivables and Other Assets Net of Liabilities	0.98%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	95.98%
Puerto Rico	3.04%
Total Value of Securities	99.02%

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.01%
Education Revenue Bonds	16.14%
Electric Revenue Bonds	6.60%
Healthcare Revenue Bonds	36.37%
Housing Revenue Bonds	1.24%
Industrial Development Revenue/Pollution Control Revenue Bond	2.02%
Lease Revenue Bonds	1.05%
Local General Obligation Bonds	20.45%
Pre-Refunded/Escrowed to Maturity Bonds	0.45%
Special Tax Revenue Bonds	2.89%
State General Obligation Bonds	5.20%
Transportation Revenue Bonds	3.80%
Water & Sewer Revenue Bonds	1.80%
Total Value of Securities	98.01%
Receivables and Other Assets Net of Liabilities	1.99%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	95.35%
Puerto Rico	2.66%
Total Value of Securities	98.01%

Security type / sector / state / territory allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of August 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.20%
Education Revenue Bonds	29.22%
Electric Revenue Bonds	2.47%
Healthcare Revenue Bonds	40.89%
Housing Revenue Bonds	2.10%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.07%
Lease Revenue Bonds	1.61%
Local General Obligation Bonds	8.45%
Pre-Refunded/Escrowed to Maturity Bonds	0.24%
Special Tax Revenue Bonds	3.82%
State General Obligation Bonds	2.11%
Transportation Revenue Bonds	4.23%
Water & Sewer Revenue Bonds	0.99%
Short-Term Investments	0.10%
Total Value of Securities	99.30%
Receivables and Other Assets Net of Liabilities	0.70%
Total Net Assets	100.00%

*As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	95.76%
Puerto Rico	3.44%
Total Value of Securities	99.20%

Schedules of investments
Delaware Tax-Free Minnesota Fund	August 31, 2023

	Principal
	amount°	Value (US $)
Municipal Bonds — 99.02%
Education Revenue Bonds — 22.79%
Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.25% 7/1/47	1,550,000	$1,198,584
Series A 4.375% 7/1/52	1,250,000	950,712
Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,120,000	1,980,186
Series A 5.00% 3/1/39	385,000	345,434
Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/45	1,705,000	1,539,172
Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/37	590,000	585,947
Series A 5.25% 7/1/40	500,000	490,360
Series A 5.50% 7/1/50	2,000,000	1,966,760
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/48	3,355,000	2,917,978
Duluth Independent School District No. 709 Revenue
Series B 5.00% 2/1/28	350,000	373,257
Forest Lake, Minnesota Charter School Revenue
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	384,228
Series A 5.375% 8/1/50	2,290,000	2,161,050
Series A 5.50% 8/1/36	580,000	582,807
Series A 5.75% 8/1/44	1,895,000	1,900,174
Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	765,000	735,517
Series A 5.00% 7/1/47	2,290,000	2,019,917
Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/44	2,545,000	2,294,801
Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	750,000	702,352
Series A 5.50% 6/1/57	500,000	465,995
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	300,000	293,700
Series A 144A 5.375% 7/1/42 #	880,000	815,575

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis, Minnesota Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 144A 5.50% 7/1/52 #	1,440,000	$1,298,146
Series A 144A 5.50% 7/1/57 #	1,120,000	997,965
Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	675,000	676,262
5.50% 8/1/49	3,250,000	3,254,615
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,500,000	1,427,130
(Carleton College)
4.00% 3/1/35	1,000,000	1,011,200
4.00% 3/1/36	415,000	417,449
4.00% 3/1/47	3,500,000	3,293,745
5.00% 3/1/44	1,275,000	1,315,111
5.00% 3/1/53	2,000,000	2,125,620
(College of St. Benedict)
Series 8-K 4.00% 3/1/43	1,000,000	873,510
(College of St. Scholastica)
4.00% 12/1/29	280,000	274,540
4.00% 12/1/30	290,000	283,139
4.00% 12/1/33	500,000	479,645
4.00% 12/1/34	500,000	475,175
4.00% 12/1/40	1,200,000	1,042,536
(Gustavus Adolphus College)
5.00% 10/1/47	6,850,000	6,922,747
(Macalester College)
4.00% 3/1/42	500,000	486,020
(St. Catherine University)
5.00% 10/1/52	2,000,000	1,949,760
Series A 4.00% 10/1/36	925,000	880,498
Series A 5.00% 10/1/32	715,000	753,131
Series A 5.00% 10/1/35	875,000	905,922
Series A 5.00% 10/1/45	2,905,000	2,895,036
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	514,195
Series 8-I 5.00% 10/1/33	250,000	257,098
(St. Olaf College)
3.00% 10/1/38	1,000,000	807,060
4.00% 10/1/46	565,000	523,535
4.00% 10/1/50	700,000	638,078

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	$688,036
Series 8-G 5.00% 12/1/32	670,000	687,889
Series 8-N 4.00% 10/1/35	500,000	496,730
(Trustees of the Hamline University)
Series B 5.00% 10/1/37	955,000	960,539
Series B 5.00% 10/1/38	1,000,000	1,003,770
Series B 5.00% 10/1/39	940,000	941,814
Series B 5.00% 10/1/40	625,000	625,194
Series B 5.00% 10/1/47	1,060,000	1,038,556
(University of St. Thomas)
4.00% 10/1/36	1,450,000	1,435,239
4.00% 10/1/37	750,000	726,915
4.00% 10/1/44	1,800,000	1,633,878
5.00% 10/1/40	2,395,000	2,471,903
Series 8-L 5.00% 4/1/35	1,250,000	1,297,437
Series A 4.00% 10/1/34	400,000	404,356
Series A 4.00% 10/1/36	500,000	494,910
Series A 5.00% 10/1/35	1,720,000	1,847,934
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	645,000	579,694
4.00% 11/1/42 (AMT)	1,300,000	1,192,009
Minnesota State Colleges & Universities Revenue
Series A 5.00% 10/1/26	4,990,000	5,239,749
Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	490,568
Series A 5.00% 9/1/44	1,565,000	1,349,453
St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	875,000	635,635
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	1,440,000	1,329,624
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	2,770,000	2,281,483

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Great River School Project)
Series A 144A 5.50% 7/1/52 #	735,000	$701,263
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/55	1,000,000	857,520
Series A 5.75% 9/1/46	1,000,000	991,180
(Nova Classical Academy Project)
Series A 4.125% 9/1/47	1,750,000	1,369,025
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	375,000	347,824
University of Minnesota Revenue
Series A 5.00% 4/1/34	2,115,000	2,203,915
Series A 5.00% 9/1/34	1,125,000	1,202,287
Series A 5.00% 4/1/35	3,175,000	3,299,714
Series A 5.00% 4/1/36	1,650,000	1,709,053
Series A 5.00% 4/1/37	1,125,000	1,161,619
Series A 5.00% 11/1/39	2,000,000	2,176,280
Series A 5.00% 4/1/41	1,100,000	1,127,379
Series A 5.00% 9/1/41	750,000	779,678
Series A 5.00% 9/1/42	1,000,000	1,038,020
Woodbury, Minnesota Revenue
(Woodbury Leadership Academy Project)
Series A 4.00% 7/1/51	1,500,000	1,068,045
		111,369,491
Electric Revenue Bonds — 7.29%
Chaska, Minnesota Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/30	1,150,000	1,186,259
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	972,010
5.00% 10/1/29	395,000	401,387
5.00% 10/1/30	500,000	507,980
5.00% 10/1/33	1,205,000	1,221,942
5.00% 10/1/47	2,000,000	2,053,860
Series A 5.00% 10/1/30	1,060,000	1,076,918
Series A 5.00% 10/1/34	750,000	760,545
Series A 5.00% 10/1/35	1,525,000	1,545,954

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	585,000	$605,650
5.00% 1/1/41	400,000	408,416
Series A 5.00% 1/1/26	425,000	425,468
Series A 5.00% 1/1/31	520,000	520,515
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	118,250
Series AAA 5.25% 7/1/25 ‡	250,000	68,750
Series CCC 5.25% 7/1/27 ‡	1,875,000	515,625
Series WW 5.00% 7/1/28 ‡	1,775,000	488,125
Series WW 5.25% 7/1/33 ‡	1,250,000	343,750
Series XX 4.75% 7/1/26 ‡	260,000	71,500
Series XX 5.25% 7/1/40 ‡	750,000	206,250
Series XX 5.75% 7/1/36 ‡	925,000	254,375
Series ZZ 4.75% 7/1/27 ‡	210,000	57,750
Series ZZ 5.25% 7/1/24 ‡	350,000	96,250
Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,430,586
Series A 5.00% 12/1/47	2,265,000	2,314,513
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,340,051
Series A 5.00% 1/1/42	1,500,000	1,584,570
Series A 5.00% 1/1/46	2,000,000	2,033,880
Series A 5.00% 1/1/47	3,130,000	3,265,404
(Capital Appreciation)
Series A 4.965% 1/1/25 (NATL) ^	5,000,000	4,760,500
St. Paul Housing & Redevelopment Authority Revenue
Series A 4.00% 10/1/31	885,000	899,638
Series A 4.00% 10/1/33	365,000	369,289
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
Series A 4.00% 10/1/30	1,235,000	1,261,466
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/30	1,000,000	1,112,040
(Red Rock Hydroelectric Project)
Series A 5.00% 1/1/49	1,300,000	1,349,751
		35,629,217

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 32.86%
Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	320,000	$301,888
5.125% 11/1/49	1,100,000	895,543
Apple Valley, Minnesota Senior Housing Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project)
4.00% 9/1/51	500,000	377,825
4.00% 9/1/61	500,000	357,815
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	500,000	421,795
5.00% 9/1/58	4,825,000	4,362,379
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,640,000	994,693
2nd Tier Series B 5.25% 1/1/37	480,000	353,246
4th Tier Series D 7.00% 1/1/37	1,585,000	1,118,424
4th Tier Series D 7.25% 1/1/52	2,580,000	1,654,451
Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project)
Series A 5.50% 12/1/48	2,350,000	1,890,222
Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	450,000	376,767
5.00% 6/1/48	1,000,000	751,140
5.00% 6/1/53	2,450,000	1,785,462
Center City, Minnesota Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	473,605
4.00% 11/1/41	2,000,000	1,765,240
4.50% 11/1/34	1,700,000	1,691,058
5.00% 11/1/24	600,000	606,204
5.00% 11/1/26	500,000	504,325
Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
5.00% 9/1/44	500,000	409,310

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	$80,738
5.00% 5/1/44	1,500,000	1,142,565
5.00% 5/1/51	1,585,000	1,148,364
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	276,839
Series A 144A 5.00% 8/1/46 #	1,500,000	1,368,330
Series A 144A 5.00% 8/1/51 #	880,000	784,300
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	629,684
Series A 5.00% 4/1/40	705,000	596,726
Series A 5.00% 4/1/48	315,000	249,612
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,125,000	1,028,205
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	3,300,000	3,063,555
Series A 5.00% 2/15/53	2,850,000	2,839,654
Series A 5.00% 2/15/58	14,350,000	14,301,784
Series A 5.25% 2/15/58	7,250,000	7,272,402
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 3.00% 6/15/44	850,000	568,080
Series A 4.00% 6/15/34	215,000	204,934
Series A 4.00% 6/15/36	990,000	911,463
Series A 4.00% 6/15/37	380,000	341,472
Series A 4.00% 6/15/38	150,000	131,798
Series A 4.00% 6/15/39	150,000	130,043
Series B 5.25% 6/15/52	500,000	489,235
Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	499,335
4.00% 4/1/25	660,000	650,740
4.00% 4/1/31	60,000	58,170
Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	582,305

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.75% 2/1/44	500,000	$411,060
(St. John's Lutheran Home of Albert Lea Project)
Series A 5.375% 10/1/44 ‡	400,000	244,000
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	1,822,040
5.00% 5/1/27	1,400,000	1,445,654
5.00% 5/1/29	1,000,000	1,032,060
5.00% 5/1/30	850,000	877,625
5.00% 5/1/31	500,000	515,660
5.00% 5/1/32	825,000	847,795
(North Memorial Health Care)
4.00% 9/1/35	350,000	326,151
5.00% 9/1/31	1,000,000	1,017,730
5.00% 9/1/32	1,000,000	1,015,450
Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Project)
5.00% 7/1/54	3,500,000	2,773,505
Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	452,430
5.25% 11/1/45	1,950,000	1,698,664
5.375% 11/1/50	655,000	571,265
Minneapolis. Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/40	4,500,000	4,264,245
(Fairview Health Services)
Series A 4.00% 11/15/48	6,790,000	5,669,379
Series A 5.00% 11/15/33	500,000	510,395
Series A 5.00% 11/15/34	500,000	510,025
Series A 5.00% 11/15/35	1,500,000	1,551,435
Series A 5.00% 11/15/44	1,000,000	1,004,610
Series A 5.00% 11/15/49	6,115,000	6,143,190
Minneapolis – St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series A 5.00% 11/15/28	1,550,000	1,634,459

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	9,350,000	$9,311,665
5.00% 11/15/57	7,250,000	7,631,350
Series B 5.00% 11/15/36	1,950,000	2,270,911
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	3,230,000	3,167,015
Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	1,200,000	1,137,528
Series A 5.00% 9/1/35	250,000	235,360
Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	1,375,000	1,149,679
Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	904,972
5.00% 9/1/24	575,000	581,014
5.00% 9/1/25	750,000	757,342
5.00% 9/1/26	575,000	580,894
5.00% 9/1/27	405,000	409,184
5.00% 9/1/28	425,000	429,275
5.00% 9/1/29	425,000	429,106
5.00% 9/1/34	730,000	734,650
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	6,315,000	5,711,097
Series A 4.00% 5/1/37	1,765,000	1,719,392
Series A 5.00% 5/1/46	5,275,000	5,314,510
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	475,000	455,577
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/30	300,000	302,514
Series A 5.00% 12/1/36	750,000	735,713
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,158,989

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 5.00% 11/15/47	2,240,000	$2,251,827
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	2,200,000	2,241,492
Series A 5.00% 7/1/33	4,760,000	4,841,491
(Marian Center Project)
Series A 5.375% 5/1/43	500,000	426,690
St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project)
5.125% 5/1/48	4,000,000	3,232,200
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	436,295
4.00% 8/1/44	800,000	651,960
5.00% 8/1/49	1,000,000	927,430
West St. Paul, Minnesota Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	221,683
4.75% 11/1/52	750,000	641,670
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	2,105,000	1,821,751
		160,602,778
Housing Revenue Bonds — 1.34%
Minnesota Housing Finance Agency Revenue
Series D 5.50% 7/1/53	1,990,000	2,090,893
Series F 4.50% 1/1/43	1,405,000	1,380,258
Series I 2.00% 7/1/40	630,000	466,351
Series I 2.20% 1/1/51	1,195,000	844,363
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program)
5.50% 7/1/45	1,890,000	1,784,444
		6,566,309

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control
Revenue Bonds — 2.52%
Cottonwood Revenue, Minnesota
(Extreme Holdings LLC Project)
Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	$733,210
Minnesota Municipal Gas Agency Revenue
(Subordinate)
Series A 4.00% 12/1/52 •	2,000,000	1,975,520
Sub-Series A 4.00% 12/1/27	1,300,000	1,288,651
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	8,665,000	8,298,211
		12,295,592
Lease Revenue Bonds — 1.32%
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	1,250,000	993,862
Minnesota Housing Finance Agency Revenue
(State Appropriation Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	673,170
Series C 5.00% 8/1/34	1,565,000	1,580,791
Series C 5.00% 8/1/35	1,645,000	1,659,706
New London Economic Development Authority Revenue
(SWWC Service Cooperative Lease with Option to
Purchase Project)
4.50% 2/1/33	345,000	341,077
5.125% 2/1/43	1,250,000	1,223,613
		6,472,219
Local General Obligation Bonds — 16.07%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	750,000	614,355
Series A 3.00% 2/1/45	2,600,000	2,079,116
Brainerd, Minnesota Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,504,035
Series A 4.00% 2/1/42	3,500,000	3,417,715
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	915,000	899,317

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/42	2,260,000	$2,215,410
Series A 4.00% 2/1/43	1,925,000	1,874,026
Corcoran, Minnesota
Series A 4.00% 2/1/53 (BAM)	2,000,000	1,836,540
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/37	1,000,000	893,310
Series A 3.00% 2/1/41	1,000,000	830,840
Duluth, Minnesota
(DECC Improvement)
Series A 5.00% 2/1/33	3,585,000	3,695,310
Series A 5.00% 2/1/34	1,000,000	1,029,140
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	1,555,000	1,305,174
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,000,000	955,530
Series A 5.00% 2/1/48	1,850,000	1,943,684
Hennepin County, Minnesota
Series A 5.00% 12/1/36	700,000	733,320
Series A 5.00% 12/1/37	2,850,000	3,032,628
Series A 5.00% 12/1/38	3,310,000	3,515,716
Series B 5.00% 12/1/30	1,000,000	1,056,090
Series C 5.00% 12/1/28	1,500,000	1,654,365
Series C 5.00% 12/15/38	3,000,000	3,263,100
Maple Grove, Minnesota
Series A 4.00% 2/1/35	1,000,000	1,038,600
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/43	1,250,000	1,217,312
Minneapolis Special School District No. 1
(School Building)
Series B 4.00% 2/1/39	600,000	597,486
Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	3,075,000	2,669,869
3.00% 12/1/38	2,975,000	2,554,722
3.00% 12/1/40	1,875,000	1,564,706
3.00% 12/1/42	3,400,000	2,756,652

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mounds View, Minnesota Independent School District No. 621
Series A 4.00% 2/1/39	1,850,000	$1,858,417
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/43	3,000,000	2,947,950
Mountain Iron-Buhl Independent School District No. 712
(School Building)
Series A 4.00% 2/1/26	1,315,000	1,326,730
Ramsey County, Minnesota
Series B 4.00% 2/1/42	1,000,000	977,220
Redwood Area Schools Independent School District No. 2897
4.00% 2/1/42	2,210,000	2,160,827
4.00% 2/1/43	1,130,000	1,103,016
Rice County, Minnesota
Series A 5.00% 2/1/44	3,865,000	4,218,841
Rosemount, Minnesota
Series A 4.00% 2/1/53	3,755,000	3,500,824
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	2,590,000	2,522,505
St. Michael-Albertville Independent School District No. 885
(School Building)
Series A 5.00% 2/1/27	1,865,000	1,933,278
Virginia Independent School District No. 706
Series A 3.00% 2/1/40	2,000,000	1,669,300
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	4,400,000	3,569,236
		78,536,212
Pre-Refunded/Escrowed to Maturity Bonds — 1.16%
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	942,150
Series A 5.00% 11/15/30-25 §	670,000	693,671
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/34-24 §	1,000,000	1,005,310

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/46-24 §	3,000,000	$3,015,930
		5,657,061
Special Tax Revenue Bonds — 3.09%
Commonwealth of Puerto Rico Revenue
(Restructured)
3.154% 11/1/43 •	1,169,897	603,959
Minneapolis, Minnesota Charter School Lease Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/30	250,000	253,035
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.098% 7/1/46 ^	2,750,000	765,930
Series A-1 1.26% 7/1/51 ^	31,552,000	6,521,168
Series A-1 4.75% 7/1/53	5,100,000	4,781,097
St. Paul, Minnesota Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	665,041
Series G 5.00% 11/1/31	1,500,000	1,522,320
		15,112,550
State General Obligation Bonds — 3.86%
Minnesota State
Series A 4.00% 9/1/38	625,000	637,631
Series A 5.00% 8/1/30	1,250,000	1,373,988
Series A 5.00% 8/1/35	2,975,000	3,243,732
Series A 5.00% 8/1/39	1,000,000	1,111,080
(State Trunk Highway)
Series E 5.00% 10/1/26	3,480,000	3,683,441
(Various Purposes)
Series A 5.00% 8/1/27	1,000,000	1,033,460
Series A 5.00% 8/1/32	2,755,000	2,793,129
Series A 5.00% 8/1/33	2,075,000	2,279,927
Series A 5.00% 10/1/33	1,000,000	1,082,790
Series A 5.00% 8/1/35	500,000	553,595
Series A 5.00% 8/1/38	1,000,000	1,070,790
		18,863,563

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 5.38%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/39 (AMT)	1,000,000	$1,030,980
Series B 5.25% 1/1/47 (AMT)	2,000,000	2,080,880
(Senior)
Series C 5.00% 1/1/33	850,000	894,413
Series C 5.00% 1/1/36	600,000	627,126
Series C 5.00% 1/1/41	600,000	615,672
Series C 5.00% 1/1/46	1,595,000	1,629,962
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,003,320
Series A 5.00% 1/1/44	200,000	207,936
Series B 5.00% 1/1/31 (AMT)	960,000	1,021,526
Series B 5.00% 1/1/35 (AMT)	1,205,000	1,300,942
Series B 5.00% 1/1/44 (AMT)	12,600,000	12,839,274
Series B 5.00% 1/1/47 (AMT)	1,000,000	1,023,360
Series B 5.00% 1/1/49 (AMT)	2,000,000	2,030,440
		26,305,831
Water & Sewer Revenue Bonds — 1.34%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	3,120,000	3,217,344
Series C 4.00% 3/1/32	3,225,000	3,321,621
		6,538,965
Total Municipal Bonds (cost $511,747,597)		483,949,788
Total Value of Securities—99.02%
(cost $511,747,597)		$483,949,788

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2023, the aggregate value of Rule 144A securities was $15,567,539, which represents 3.19% of the Fund's net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

LLC – Limited Liability Corporation

NATL – Insured by National Public Finance Guarantee Corporation

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2023

	Principal
	amount°	Value (US $)
Municipal Bonds — 98.01%
Education Revenue Bonds — 16.14%
Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	425,000	$388,123
Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	455,000	424,993
Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	305,000	301,492
Series A 5.00% 7/1/34	150,000	143,579
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	373,728
Forest Lake, Minnesota Charter School Revenue
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	422,033
Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/29	530,000	525,479
Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	250,000	234,117
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	500,000	489,500
Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	525,000	525,982
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	375,000	375,221
(Carleton College)
4.00% 3/1/47	275,000	258,794
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	457,072
5.00% 10/1/35	555,000	579,453
(Macalester College)
4.00% 3/1/42	235,000	228,429
(St. Catherine University)
5.00% 10/1/52	250,000	243,720
Series A 5.00% 10/1/35	565,000	584,967
(St. John's University)
Series 8-I 5.00% 10/1/31	130,000	133,739

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	$128,365
Series 8-G 5.00% 12/1/32	125,000	128,338
(University of St. Thomas)
4.00% 10/1/36	300,000	296,946
5.00% 10/1/34	350,000	377,353
5.00% 10/1/35	750,000	807,615
Series 7-U 4.00% 4/1/26	1,000,000	1,000,220
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
4.00% 11/1/42 (AMT)	200,000	183,386
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	340,000	280,037
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	98,199
Series A 144A 5.25% 7/1/33 #	140,000	140,903
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	125,000	115,941
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	150,000	128,556
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	260,000	240,071
		10,616,351
Electric Revenue Bonds — 6.60%
Central Minnesota Municipal Power Agency Revenue
(Brookings SouthEast Twin Cities Transmission Project)
3.00% 1/1/38 (AGM)	300,000	254,109
Chaska, Minnesota Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/28	250,000	258,188
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	508,085
Series A 5.00% 10/1/30	240,000	243,830
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/30	235,000	247,323

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/31	350,000	$362,198
Series A 5.00% 1/1/25	200,000	200,202
Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	316,587
Series A 5.00% 12/1/29	500,000	526,230
Series A 5.00% 12/1/31	575,000	604,078
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	375,000	383,602
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
Series A 4.00% 10/1/30	425,000	434,108
		4,338,540
Healthcare Revenue Bonds — 36.37%
Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	270,000	254,718
Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	660,000	556,769
Apple Valley, Minnesota Senior Living Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project)
4.00% 9/1/61	370,000	264,783
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	380,000	330,855
3rd Tier Series C 5.00% 1/1/32	400,000	305,488
Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project)
Series A 5.50% 12/1/48	250,000	201,087
Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	250,000	209,315
Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	80,786
4.00% 9/1/39	100,000	74,070

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	400,000	$322,952
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	480,000	474,581
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	500,000	456,980
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	300,000	278,505
Series A 5.00% 2/15/37	750,000	770,655
Series A 5.00% 2/15/53	800,000	797,096
Series A 5.00% 2/15/58	1,810,000	1,803,918
Series A 5.25% 2/15/58	750,000	752,318
(St. Luke’s Hospital of Duluth Obligated Group)
Series B 5.25% 6/15/47	500,000	498,795
Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	264,964
Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	103,334	101,377
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	455,510
5.00% 5/1/28	1,000,000	1,032,770
(North Memorial Health Care)
5.00% 9/1/31	320,000	325,674
Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/40	1,250,000	1,184,512
(Fairview Health Services)
Series A 5.00% 11/15/33	1,360,000	1,412,458
Series A 5.00% 11/15/34	500,000	510,025
Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	530,000	479,576

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	290,000	$284,345
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	3,100,000	3,087,290
Series B 5.00% 11/15/36	150,000	174,685
Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	575,000	480,775
Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.00% 9/1/34	165,000	166,051
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	1,000,000	904,370
Series A 4.00% 5/1/37	240,000	233,799
Series A 5.00% 5/1/46	235,000	236,760
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/27	1,205,000	1,274,649
(Episcopal Homes Project)
5.00% 5/1/33	500,000	464,405
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/33	965,000	981,521
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	500,000	466,974
West St. Paul, Minnesota Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	500,000	489,050
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	474,780
		23,919,991
Housing Revenue Bonds — 1.24%
Minnesota Housing Finance Agency Residential Housing Finance Revenue
Series F 4.20% 7/1/38	350,000	342,398

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency Residential Housing Finance Revenue
Series I 2.00% 7/1/40	275,000	$203,566
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program)
5.50% 7/1/45	285,000	269,083
		815,047
Industrial Development Revenue/Pollution Control Revenue Bond — 2.02%
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	1,385,000	1,326,373
		1,326,373
Lease Revenue Bonds — 1.05%
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	250,000	198,772
New London Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
4.50% 2/1/33	500,000	494,315
		693,087
Local General Obligation Bonds — 20.45%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/45	500,000	399,830
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	130,000	127,772
Series A 4.00% 2/1/42	320,000	313,686
Series A 4.00% 2/1/43	275,000	267,718
Cottage Grove, Minnesota
Series A 3.00% 2/1/35	500,000	464,465
Duluth, Minnesota General Obligation Improvement
(DECC Improvement)
Series A 5.00% 2/1/30	250,000	259,270
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	415,000	348,326

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hennepin County, Minnesota
Series A 5.00% 12/1/36	1,500,000	$1,571,400
Series A 5.00% 12/1/38	1,055,000	1,120,568
Series C 5.00% 12/1/30	1,000,000	1,056,090
Lakeville Independent School District No. 194
(Minnesota School District Credit Enhancement Program)
Series B 4.00% 2/1/28	1,475,000	1,533,956
Maple Grove, Minnesota
Series A 4.00% 2/1/35	210,000	218,106
Marshall, Minnesota General Obligation Improvement
Series B 4.00% 4/1/28	275,000	285,214
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/43	175,000	170,424
Minneapolis Special School District No. 1
(School Building)
Series B 4.00% 2/1/39	1,360,000	1,354,302
Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	425,000	369,006
3.00% 12/1/42	600,000	486,468
Rice County, Minnesota
Series A 5.00% 2/1/44	715,000	780,458
Rosemount, Minnesota
Series A 4.00% 2/1/53	350,000	326,308
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	340,000	331,140
St. Cloud, Minnesota General Obligation Tax Abatement
Series C 3.00% 10/1/32	425,000	413,108
St. Michael-Albertville Independent School District No. 885
(School Building)
Series A 5.00% 2/1/27	500,000	518,305
Virginia Independent School District No. 706
Series A 3.00% 2/1/40	295,000	246,222
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	600,000	486,714
		13,448,856

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds — 0.45%
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	165,000	$170,829
Series A 5.00% 11/15/30-25 §	120,000	124,240
		295,069
Special Tax Revenue Bonds — 2.89%
Commonwealth of Puerto Rico Revenue
(Restructured)
2.632% 11/1/43 •	405,244	209,207
Minneapolis, Minnesota Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/27	150,000	151,989
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	809,267
Series A-1 4.62% 7/1/46 ^	530,000	147,616
Series A-1 4.75% 7/1/53	195,000	182,807
Series A-1 5.216% 7/1/51 ^	289,000	59,730
Series A-2 4.536% 7/1/53	378,000	342,105
		1,902,721
State General Obligation Bonds — 5.20%
Minnesota State
Series A 5.00% 9/1/31	1,750,000	2,010,032
Series A 5.00% 8/1/33	285,000	313,147
Series A 5.00% 8/1/34	1,000,000	1,096,820
		3,419,999
Transportation Revenue Bonds — 3.80%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/39 (AMT)	715,000	737,151
(Subordinate)
Series A 5.00% 1/1/44	1,000,000	1,039,680
Series B 5.00% 1/1/31 (AMT)	160,000	170,254
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Parking Enterprise)
Series A 4.00% 8/1/27	200,000	201,952

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Parking Enterprise)
Series A 4.00% 8/1/28	350,000	$354,155
		2,503,192
Water & Sewer Revenue Bonds — 1.80%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	582,628
Series C 4.00% 3/1/32	585,000	602,527
		1,185,155
Total Municipal Bonds (cost $66,399,867)		64,464,381
Total Value of Securities—98.01%
(cost $66,399,867)		$64,464,381

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2023, the aggregate value of Rule 144A securities was $2,529,556, which represents 3.85% of the Fund's net assets. See Note 8 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

LLC – Limited Liability Corporation

Summary of abbreviations: (continued)

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2023

	Principal
	amount°	Value (US $)
Municipal Bonds — 99.20%
Education Revenue Bonds — 29.22%
Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	$767,113
Series A 4.00% 7/1/37	850,000	720,273
Series A 4.25% 7/1/47	750,000	579,960
Series A 4.375% 7/1/52	250,000	190,143
Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/39	1,270,000	1,139,482
Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	266,895
Series A 5.00% 7/1/34	350,000	335,017
Series A 5.00% 7/1/45	360,000	324,986
Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	1,000,000	983,380
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	654,024
Series A 5.00% 11/1/48	1,700,000	1,478,558
Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy)
Series A 5.375% 8/1/50	975,000	920,098
Series A 5.75% 8/1/44	585,000	586,597
Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	235,000	225,943
Series A 5.00% 7/1/47	710,000	626,263
(Parnassus Preparatory School Project)
Series A 5.00% 11/1/47	650,000	585,156
Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	1,000,000	962,700
Series A 5.00% 7/1/44	495,000	446,336
Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.50% 6/1/57	1,400,000	1,304,786
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	639,485
Series A 144A 5.50% 7/1/52 #	1,130,000	1,018,684
Series A 144A 5.50% 7/1/57 #	880,000	784,115

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	$685,395
144A 5.00% 8/1/53 #	570,000	533,127
5.25% 8/1/39	800,000	801,496
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,525,000	1,525,900
5.00% 5/1/37	1,250,000	1,189,275
5.00% 5/1/47	3,000,000	2,661,270
(Carleton College)
4.00% 3/1/37	635,000	636,168
4.00% 3/1/47	1,500,000	1,411,605
(Green Bonds)
Series A 5.00% 10/1/32	500,000	544,135
(Gustavus Adolphus College)
5.00% 10/1/47	2,350,000	2,374,957
(Macalester College)
3.00% 3/1/40	365,000	301,092
3.00% 3/1/43	325,000	253,474
4.00% 3/1/48	600,000	561,792
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	249,668
4.00% 5/1/25	200,000	199,316
4.00% 5/1/26	100,000	99,668
(St. Catherine University)
5.00% 10/1/52	750,000	731,160
Series A 4.00% 10/1/37	580,000	542,880
Series A 4.00% 10/1/38	920,000	851,442
Series A 5.00% 10/1/45	670,000	667,702
(St. John's University)
Series 8-I 5.00% 10/1/34	215,000	221,179
(St. Olaf College)
4.00% 10/1/46	935,000	866,380
Series 8-G 5.00% 12/1/31	205,000	210,519
Series 8-G 5.00% 12/1/32	205,000	210,474
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	301,740
Series B 5.00% 10/1/39	1,000,000	1,001,930
Series B 5.00% 10/1/47	1,055,000	1,033,657

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
4.00% 10/1/37	300,000	$290,766
4.00% 10/1/41	1,000,000	922,570
4.00% 10/1/44	950,000	862,324
5.00% 10/1/40	1,365,000	1,408,830
Series A 4.00% 10/1/35	400,000	401,772
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
4.00% 11/1/42 (AMT)	250,000	229,232
Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/44	1,435,000	1,237,357
St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	750,000	544,830
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,750,000	1,441,370
(Great River School Project)
Series A 144A 5.50% 7/1/52 #	265,000	252,836
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	1,000,000	910,450
Series A 5.00% 9/1/55	1,000,000	857,520
Series A 5.75% 9/1/46	500,000	495,590
Series A 6.00% 9/1/51	3,500,000	3,506,580
(Nova Classical Academy Project)
Series A 4.125% 9/1/47	1,250,000	977,875
(Twin Cities Academy Project)
Series A 5.375% 7/1/50	1,500,000	1,373,745
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	294,597
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	715,000	663,184
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,620,000	1,388,405
University of Minnesota Revenue
Series A 5.00% 11/1/32	985,000	1,112,577
Series A 5.00% 4/1/41	900,000	922,401

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota Revenue
Series A 5.00% 9/1/41	620,000	$644,534
(State Supported Biomedical Science Research Facilities Funding Program)
Series A 5.00% 8/1/31	1,000,000	1,141,790
Woodbury, Minnesota Charter School Lease Revenue
(MSA Building Company)
Series A 4.00% 12/1/50	450,000	349,353
(Woodbury Leadership Academy Project)
Series A 4.00% 7/1/51	1,140,000	811,714
Series A 4.00% 7/1/56	575,000	394,226
		59,643,823
Electric Revenue Bonds — 2.47%
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/26	360,000	360,421
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	167,721
5.00% 10/1/28	500,000	508,140
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	45,375
Series AAA 5.25% 7/1/25 ‡	95,000	26,125
Series CCC 5.25% 7/1/27 ‡	650,000	178,750
Series WW 5.00% 7/1/28 ‡	585,000	160,875
Series XX 4.75% 7/1/26 ‡	105,000	28,875
Series XX 5.25% 7/1/40 ‡	295,000	81,125
Series XX 5.75% 7/1/36 ‡	370,000	101,750
Series ZZ 4.75% 7/1/27 ‡	85,000	23,375
Series ZZ 5.25% 7/1/24 ‡	130,000	35,750
Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	470,786
Series A 5.00% 12/1/35	500,000	520,450
Series A 5.00% 12/1/36	520,000	540,940
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	409,176
St. Paul, Minnesota Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	810,616

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Supply Revenue
(Red Rock Hydroelectric Project)
Series A 5.00% 1/1/49	555,000	$576,240
		5,046,490
Healthcare Revenue Bonds — 40.89%
Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	400,000	325,652
Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	708,616
5.00% 9/1/43	1,000,000	949,100
5.00% 9/1/58	1,175,000	1,062,341
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	535,000	324,488
4th Tier Series D 7.00% 1/1/37	490,000	345,759
4th Tier Series D 7.25% 1/1/52	1,495,000	958,684
Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project)
Series A 5.50% 12/1/48	1,280,000	1,029,568
Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.25% 6/1/58	1,475,000	1,097,828
Brooklyn Center, Minnesota Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project)
Series A 5.50% 11/1/35 ‡	645,000	387,000
Center City, Minnesota Healthcare Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.50% 11/1/34	1,000,000	994,740
Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	185,175
5.00% 9/1/52	1,500,000	1,161,615
Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/51	1,025,000	742,633

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/51 #	1,995,000	$1,778,044
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	288,964
Series A 5.00% 4/1/40	315,000	266,622
Series A 5.00% 4/1/48	185,000	146,598
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,500,000	1,370,940
Series A 4.00% 7/1/41	930,000	726,302
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,900,000	2,692,215
Series A 5.00% 2/15/53	1,590,000	1,584,228
Series A 5.00% 2/15/58	6,940,000	6,916,682
Series A 5.25% 2/15/58	2,000,000	2,006,180
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	362,839
Series A 4.00% 6/15/38	400,000	351,460
Series A 4.00% 6/15/39	250,000	216,738
Series B 5.25% 6/15/52	1,000,000	978,470
Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	179,357
Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	661,710
(St. John's Lutheran Home of Albert Lea Project)
5.375% 10/1/44 ‡	90,000	54,900
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,052,228
5.00% 5/1/26	1,300,000	1,329,042
5.00% 5/1/29	500,000	516,030
(North Memorial Health Care)
4.00% 9/1/35	300,000	279,558
5.00% 9/1/30	610,000	621,218

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project)
5.00% 7/1/49	1,000,000	$815,520
Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/40	1,000,000	947,610
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	2,383,811
Series A 5.00% 11/15/33	2,600,000	2,693,422
Series A 5.00% 11/15/34	500,000	510,025
Series A 5.00% 11/15/44	1,000,000	1,004,610
Series A 5.00% 11/15/49	1,000,000	1,004,610
Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.375% 11/1/50	1,700,000	1,482,672
Morris, Minnesota Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	361,560
4.20% 8/1/49	1,500,000	1,048,770
Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	174,744
Series A 6.875% 12/1/48	1,200,000	1,176,600
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	3,500,000	3,485,650
5.00% 11/15/57	5,175,000	5,447,205
Series B 5.00% 11/15/36	500,000	582,285
Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	600,000	568,764
Series A 5.00% 9/1/32	1,000,000	964,210
Series A 5.00% 9/1/35	350,000	329,504
Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	825,000	689,807

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	$128,575
5.00% 9/1/34	105,000	105,669
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	2,250,000	2,034,832
Series A 4.00% 5/1/37	1,695,000	1,651,201
Series A 5.00% 5/1/46	2,630,000	2,649,699
St. Joseph, Minnesota Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project)
5.00% 7/1/55	1,000,000	779,480
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/29	415,000	436,870
(Episcopal Homes Obligated Group)
Series A 4.00% 11/1/42	700,000	541,142
(Fairview Health Services)
Series A 4.00% 11/15/43	1,550,000	1,365,891
Series A 5.00% 11/15/47	760,000	764,013
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	1,000,000	1,018,860
Series A 5.00% 7/1/33	2,540,000	2,583,485
(Marian Center Project)
Series A 5.375% 5/1/43	1,000,000	853,380
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/36	1,000,000	980,950
St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project)
5.125% 5/1/48	2,000,000	1,616,100
Victoria, Minnesota Health Care Facilities Revenue
(Augustana Emerald Care Project)
5.00% 8/1/39	1,500,000	1,211,085
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	430,630
4.00% 8/1/38	500,000	438,750

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
4.00% 8/1/39	400,000	$346,120
4.00% 8/1/44	700,000	570,465
5.00% 8/1/35	150,000	150,153
5.00% 8/1/54	1,250,000	1,138,600
West St. Paul, Minnesota Rochester Health Care & Housing Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	1,354,260
		83,475,113
Housing Revenue Bonds — 2.10%
Bethel, Minnesota Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project)
5.00% 5/1/54	1,000,000	790,600
Minnesota Housing Finance Agency Revenue
Series D 5.50% 7/1/53	1,000,000	1,050,700
Series I 2.20% 1/1/51	635,000	448,679
(State Appropriation - Housing Infrastructure)
Series C 5.00% 8/1/33	100,000	101,036
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program)
5.50% 7/1/45	1,275,000	1,203,791
Stillwater, Minnesota Multifamily Housing Revenue
(Orleans Homes Project)
5.50% 2/1/42 (AMT)	750,000	686,640
		4,281,446
Industrial Development Revenue/Pollution Control
Revenue Bonds — 3.07%
Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project)
Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	887,184
Minneapolis, Minnesota Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/31	250,000	252,858
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	5,350,000	5,123,534
		6,263,576

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 1.61%
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	500,000	$397,545
Minnesota Housing Finance Agency Revenue
(State Appropriation - Housing Infrastructure)
Series C 5.00% 8/1/32	1,415,000	1,430,409
(State Appropriation)
5.00% 8/1/31	250,000	250,320
New London Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to
Purchase Project)
4.50% 2/1/33	345,000	341,077
5.00% 2/1/38	880,000	866,642
		3,285,993
Local General Obligation Bonds — 8.45%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	500,000	409,570
Series A 3.00% 2/1/45	750,000	599,745
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	375,000	368,572
Series A 4.00% 2/1/42	925,000	906,750
Series A 4.00% 2/1/43	800,000	778,816
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/41	225,000	186,939
Duluth Independent School District No. 709
Series A 4.20% 3/1/34	750,000	715,628
Duluth, Minnesota General Obligation Entertainment Convention Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,029,140
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	530,000	444,850
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,250,000	1,194,412
Hennepin County, Minnesota
Series A 5.00% 12/1/37	910,000	968,313

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/43	575,000	$559,964
Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	1,300,000	1,128,725
3.00% 12/1/38	1,970,000	1,691,698
3.00% 12/1/42	1,000,000	810,780
Ramsey County, Minnesota
Series B 4.00% 2/1/42	500,000	488,610
Rice County, Minnesota
Series A 5.00% 2/1/44	1,000,000	1,091,550
Rosemount, Minnesota
Series A 4.00% 2/1/53	1,100,000	1,025,541
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	1,070,000	1,042,116
Virginia, Minnesota
(General Obligation Sales Tax Revenue)
Series A 4.00% 2/1/38 (AGM)	1,000,000	994,150
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	1,000,000	811,190
		17,247,059
Pre-Refunded/Escrowed to Maturity Bonds — 0.24%
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/30-25 §	205,000	212,242
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	284,716
		496,958
Special Tax Revenue Bonds — 3.82%
Commonwealth of Puerto Rico Revenue
2.632% 11/1/43 •	1,594,652	823,239
Minneapolis, Minnesota Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	197,478
4.00% 3/1/30	260,000	250,684

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minneapolis, Minnesota Tax Increment Revenue
(Village of St. Anthony Falls Project)
4.00% 3/1/24	350,000	$349,514
4.00% 3/1/27	650,000	641,803
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,505,000	1,410,893
Series A-1 5.721% 7/1/51 ^	6,809,000	1,407,284
Series A-2 4.536% 7/1/53	3,000,000	2,715,120
		7,796,015
State General Obligation Bonds — 2.11%
Minnesota State
Series A 4.00% 9/1/38	550,000	561,116
Series A 5.00% 9/1/31	1,250,000	1,435,737
Series A 5.00% 8/1/39	500,000	555,540
Series A 5.00% 8/1/40	750,000	813,997
Series A 5.00% 8/1/41	860,000	947,961
		4,314,351
Transportation Revenue Bonds — 4.23%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/39 (AMT)	500,000	515,490
Series B 5.25% 1/1/47 (AMT)	500,000	520,220
(Subordinate)
Series A 5.00% 1/1/44	4,000,000	4,158,720
Series B 5.00% 1/1/31 (AMT)	420,000	446,918
Series B 5.00% 1/1/44 (AMT)	2,150,000	2,190,829
Series B 5.00% 1/1/47 (AMT)	600,000	614,016
St. Paul, Minneapolis Metropolitan Airports Commission Revenue
(Senior)
Series C 5.00% 1/1/46	185,000	189,055
		8,635,248
Water & Sewer Revenue Bonds — 0.99%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	995,108

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/32	1,000,000	$1,029,960
		2,025,068
Total Municipal Bonds (cost $218,885,354)		202,511,140

Short-Term Investments — 0.10%
Variable Rate Demand Note — 0.10%¤
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 2.65% 11/15/48 (LOC – Wells Fargo Bank N.A.)	200,000	200,000
Total Short-Term Investments (cost $200,000)		200,000
Total Value of Securities—99.30%
(cost $219,085,354)		$202,711,140

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2023, the aggregate value of Rule 144A securities was $11,997,001, which represents 5.88% of the Fund's net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities	August 31, 2023

			Delaware
			Minnesota
		Delaware Tax-Free	High-Yield
	Delaware Tax-Free	Minnesota	Municipal Bond
	Minnesota Fund	Intermediate Fund	Fund
Assets:
Investments, at value*	$483,949,788	$64,464,381	$202,711,140
Cash	—	228,272	193,453
Receivable for securities sold	9,597,171	635,067	—
Interest receivable	5,740,177	732,869	2,682,341
Receivable for fund shares sold	751,230	110,003	311,971
Prepaid expenses	60,495	36,288	54,078
Receivable from investment manager	—	29,097	—
Other assets	4,099	605	1,586
Total Assets	500,102,960	66,236,582	205,954,569
Liabilities:
Due to custodian	2,516,960	—	—
Payable for securities purchased	6,471,692	324,897	1,022,471
Payable for fund shares redeemed	1,773,403	50,414	568,900
Distribution payable	253,358	16,310	15,707
Other accrued expenses	218,396	49,245	94,816
Distribution fees payable to affiliates	67,012	11,501	26,665
Investment management fees payable to affiliates	38,732	—	66,974
Administration expenses payable to affiliates	11,085	10,314	10,530
Total Liabilities	11,350,638	462,681	1,806,063
Total Net Assets	$488,752,322	$65,773,901	$204,148,506

Net Assets Consist of:
Paid-in capital	$538,330,931	$71,653,336	$228,237,913
Total distributable earnings (loss)	(49,578,609)	(5,879,435)	(24,089,407)
Total Net Assets	$488,752,322	$65,773,901	$204,148,506

			Delaware
			Minnesota
		Delaware Tax-Free	High-Yield
	Delaware Tax-Free	Minnesota	Municipal Bond
	Minnesota Fund	Intermediate Fund	Fund
Net Asset Value

Class A:
Net assets	$276,595,986	$47,433,318	$91,115,158
Shares of beneficial interest outstanding, unlimited authorization, no par	25,310,859	4,805,681	9,442,575
Net asset value per share	$10.93	$9.87	$9.65
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$11.45	$10.15	$10.10

Class C:
Net assets	$8,592,231	$1,523,740	$8,163,028
Shares of beneficial interest outstanding, unlimited authorization, no par	783,640	154,057	844,344
Net asset value per share	$10.96	$9.89	$9.67

Institutional Class:
Net assets	$203,564,105	$16,816,843	$104,870,320
Shares of beneficial interest outstanding, unlimited authorization, no par	18,632,113	1,703,139	10,871,744
Net asset value per share	$10.93	$9.87	$9.65

*Investments, at cost	$511,747,597	$66,399,867	$219,085,354

See accompanying notes, which are an integral part of the financial statements.

Statements of operations	Year ended August 31, 2023

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment Income:
Interest	$18,952,629	$2,584,716	$8,840,247

Expenses:
Management fees	2,791,142	363,363	1,158,996
Distribution expenses — Class A	735,967	125,072	241,748
Distribution expenses — Class C	104,069	18,574	99,201
Dividend disbursing and transfer agent fees and expenses	424,513	64,000	190,995
Registration fees	180,164	48,617	14,355
Accounting and administration expenses	86,890	43,035	60,754
Reports and statements to shareholders expenses	48,231	12,468	20,360
Audit and tax fees	40,625	40,625	40,625
Legal fees	35,471	5,398	12,994
Trustees’ fees and expenses	24,032	3,431	9,129
Custodian fees	17,279	14,661	15,888
Other	58,372	24,277	37,701
	4,546,755	763,521	1,902,746
Less expenses waived	(690,153)	(212,780)	(262,591)
Less expenses paid indirectly	(63)	(10)	(24)
Total operating expenses	3,856,539	550,731	1,640,131
Net Investment Income (Loss)	15,096,090	2,033,985	7,200,116

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	$(15,001,894)	$(2,953,631)	$(5,129,123)
Net change in unrealized appreciation (depreciation) on investments	(5,140,655)	1,510,919	(4,535,253)
Net Realized and Unrealized Gain (Loss)	(20,142,549)	(1,442,712)	(9,664,376)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,046,459)	$591,273	$(2,464,260)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

	Delaware Tax-Free Minnesota Fund
	Year ended
	8/31/23	8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$15,096,090	$13,338,910
Net realized gain (loss)	(15,001,894)	(5,994,882)
Net change in unrealized appreciation (depreciation)	(5,140,655)	(58,761,630)
Net increase (decrease) in net assets resulting from operations	(5,046,459)	(51,417,602)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(8,698,787)	(7,696,597)
Class C	(227,836)	(224,436)
Institutional Class	(6,535,249)	(5,374,031)
	(15,461,872)	(13,295,064)

Capital Share Transactions:
Proceeds from shares sold:
Class A	68,439,065	78,404,017
Class C	1,456,957	1,924,033
Institutional Class	131,692,831	123,458,808

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	8,076,183	7,030,872
Class C	226,411	222,610
Institutional Class	4,268,668	3,728,698
	214,160,115	214,769,038

	Delaware Tax-Free Minnesota Fund
	Year ended
	8/31/23	8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(105,517,160)	$(105,934,797)
Class C	(5,517,111)	(4,721,588)
Institutional Class	(135,208,517)	(109,837,221)
	(246,242,788)	(220,493,606)
Decrease in net assets derived from capital share transactions	(32,082,673)	(5,724,568)
Net Decrease in Net Assets	(52,591,004)	(70,437,234)

Net Assets:
Beginning of year	541,343,326	611,780,560
End of year	$488,752,322	$541,343,326

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

	Delaware Tax-Free Minnesota Intermediate
	Fund
	Year ended
	8/31/23	8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,033,985	$1,813,825
Net realized gain (loss)	(2,953,631)	(858,493)
Net change in unrealized appreciation (depreciation)	1,510,919	(8,048,203)
Net increase (decrease) in net assets resulting from operations	591,273	(7,092,871)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,361,277)	(1,236,691)
Class C	(36,272)	(35,021)
Institutional Class	(610,743)	(539,394)
	(2,008,292)	(1,811,106)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,495,192	4,787,242
Class C	304,264	354,310
Institutional Class	12,015,007	16,667,624

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,198,434	1,081,064
Class C	36,100	34,988
Institutional Class	591,317	530,155
	25,640,314	23,455,383

	Delaware Tax-Free Minnesota Intermediate
	Fund
	Year ended
	8/31/23	8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(15,577,188)	$(11,647,254)
Class C	(998,846)	(869,136)
Institutional Class	(21,037,831)	(13,305,865)
	(37,613,865)	(25,822,255)
Decrease in net assets derived from capital share transactions	(11,973,551)	(2,366,872)
Net Decrease in Net Assets	(13,390,570)	(11,270,849)

Net Assets:
Beginning of year	79,164,471	90,435,320
End of year	$65,773,901	$79,164,471

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

	Delaware Minnesota High-Yield Municipal
	Bond Fund
	Year ended
	8/31/23	8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,200,116	$5,933,666
Net realized gain (loss)	(5,129,123)	(2,014,639)
Net change in unrealized appreciation (depreciation)	(4,535,253)	(24,508,368)
Net increase (decrease) in net assets resulting from operations	(2,464,260)	(20,589,341)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,179,809)	(2,698,669)
Class C	(250,269)	(232,692)
Institutional Class	(3,687,208)	(2,961,633)
	(7,117,286)	(5,892,994)

Capital Share Transactions:
Proceeds from shares sold:
Class A	24,733,272	16,556,227
Class C	1,407,398	2,605,070
Institutional Class	56,284,847	55,946,931

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,072,064	2,584,003
Class C	247,254	230,068
Institutional Class	3,631,762	2,920,723
	89,376,597	80,843,022

	Delaware Minnesota High-Yield Municipal
	Bond Fund
	Year ended
	8/31/23	8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(31,088,176)	$(20,548,181)
Class C	(4,514,906)	(4,141,665)
Institutional Class	(57,410,992)	(42,013,074)
	(93,014,074)	(66,702,920)
Increase (decrease) in net assets derived from capital share transactions	(3,637,477)	14,140,102
Net Decrease in Net Assets	(13,219,023)	(12,342,233)

Net Assets:
Beginning of year	217,367,529	229,709,762
End of year	$204,148,506	$217,367,529

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$11.36	$12.70	$12.49	$12.68	$12.14

0.32	0.27	0.29	0.31	0.36
(0.42)	(1.34)	0.21	(0.16)	0.54
(0.10)	(1.07)	0.50	0.15	0.90

(0.33)	(0.27)	(0.29)	(0.31)	(0.36)
—	—	—	(0.03)	—
(0.33)	(0.27)	(0.29)	(0.34)	(0.36)

$10.93	$11.36	$12.70	$12.49	$12.68

(0.89)%	(8.51)%	4.05%	1.30%	7.54%

$276,596	$317,184	$375,799	$373,691	$386,790
0.84%	0.85%	0.85%	0.85%	0.85%
0.98%	0.93%	0.93%	0.93%	0.93%
2.89%	2.25%	2.30%	2.53%	2.92%
2.75%	2.17%	2.22%	2.45%	2.84%
35%	24%	3%	15%	13%

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$11.40	$12.75	$12.53	$12.72	$12.18

0.24	0.18	0.20	0.22	0.27
(0.43)	(1.35)	0.22	(0.16)	0.54
(0.19)	(1.17)	0.42	0.06	0.81

(0.25)	(0.18)	(0.20)	(0.22)	(0.27)
—	—	—	(0.03)	—
(0.25)	(0.18)	(0.20)	(0.25)	(0.27)

$10.96	$11.40	$12.75	$12.53	$12.72

(1.71)%	(9.23)%	3.35%	0.54%	6.73%

$8,592	$12,837	$17,096	$25,219	$29,933
1.59%	1.60%	1.60%	1.60%	1.60%
1.73%	1.68%	1.68%	1.68%	1.68%
2.14%	1.50%	1.55%	1.78%	2.17%
2.00%	1.42%	1.47%	1.70%	2.09%
35%	24%	3%	15%	13%

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$11.36	$12.70	$12.49	$12.68	$12.14

0.35	0.30	0.32	0.34	0.39
(0.42)	(1.34)	0.21	(0.16)	0.54
(0.07)	(1.04)	0.53	0.18	0.93

(0.36)	(0.30)	(0.32)	(0.34)	(0.39)
—	—	—	(0.03)	—
(0.36)	(0.30)	(0.32)	(0.37)	(0.39)

$10.93	$11.36	$12.70	$12.49	$12.68

(0.64)%	(8.28)%	4.31%	1.55%	7.81%

$203,564	$211,322	$218,886	$181,242	$169,241
0.59%	0.60%	0.60%	0.60%	0.60%
0.73%	0.68%	0.68%	0.68%	0.68%
3.14%	2.50%	2.55%	2.78%	3.17%
3.00%	2.42%	2.47%	2.70%	3.09%
35%	24%	3%	15%	13%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.07	$11.22	$11.10	$11.25	$10.82

0.27	0.23	0.23	0.27	0.31
(0.20)	(1.15)	0.11	(0.15)	0.43
0.07	(0.92)	0.34	0.12	0.74

(0.27)	(0.23)	(0.22)	(0.27)	(0.31)
(0.27)	(0.23)	(0.22)	(0.27)	(0.31)

$9.87	$10.07	$11.22	$11.10	$11.25

0.72%	(8.32)%	3.13%	1.08%	7.00%

$47,433	$51,298	$63,499	$57,788	$55,918
0.81%	0.78%	0.71%	0.71%	0.71%
1.10%	1.01%	1.00%	1.02%	1.04%
2.75%	2.11%	2.01%	2.39%	2.87%
2.46%	1.88%	1.72%	2.08%	2.54%
32%	28%	7%	20%	19%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.09	$11.24	$11.12	$11.27	$10.84

0.20	0.14	0.13	0.17	0.22
(0.20)	(1.15)	0.12	(0.15)	0.43
—	(1.01)	0.25	0.02	0.65

(0.20)	(0.14)	(0.13)	(0.17)	(0.22)
(0.20)	(0.14)	(0.13)	(0.17)	(0.22)

$9.89	$10.09	$11.24	$11.12	$11.27

(0.03)%	(9.02)%	2.26%	0.22%	6.09%

$1,524	$2,222	$2,990	$5,149	$7,167
1.56%	1.56%	1.56%	1.56%	1.56%
1.85%	1.76%	1.75%	1.77%	1.79%
2.00%	1.33%	1.16%	1.54%	2.02%
1.71%	1.13%	0.97%	1.33%	1.79%
32%	28%	7%	20%	19%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.07	$11.22	$11.10	$11.25	$10.83

0.30	0.25	0.24	0.28	0.33
(0.20)	(1.15)	0.12	(0.15)	0.42
0.10	(0.90)	0.36	0.13	0.75

(0.30)	(0.25)	(0.24)	(0.28)	(0.33)
(0.30)	(0.25)	(0.24)	(0.28)	(0.33)

$9.87	$10.07	$11.22	$11.10	$11.25

0.97%	(8.12)%	3.29%	1.23%	7.06%

$16,817	$25,644	$23,946	$24,848	$17,718
0.56%	0.56%	0.56%	0.56%	0.56%
0.85%	0.76%	0.75%	0.77%	0.79%
3.00%	2.33%	2.16%	2.54%	3.02%
2.71%	2.13%	1.97%	2.33%	2.79%
32%	28%	7%	20%	19%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.08	$11.34	$11.00	$11.21	$10.66

0.32	0.27	0.28	0.29	0.32
(0.43)	(1.26)	0.34	(0.21)	0.55
(0.11)	(0.99)	0.62	0.08	0.87

(0.32)	(0.27)	(0.28)	(0.29)	(0.32)
(0.32)	(0.27)	(0.28)	(0.29)	(0.32)

$9.65	$10.08	$11.34	$11.00	$11.21

(1.06)%	(8.79)%	5.71%	0.81%	8.33%

$91,116	$98,592	$112,606	$103,913	$103,487
0.87%	0.88%	0.89%	0.89%	0.89%
0.99%	0.98%	0.97%	0.97%	0.99%
3.33%	2.58%	2.52%	2.69%	2.97%
3.21%	2.48%	2.44%	2.61%	2.87%
36%	23%	3%	18%	12%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.10	$11.36	$11.02	$11.23	$10.68

0.25	0.19	0.20	0.21	0.24
(0.43)	(1.26)	0.34	(0.21)	0.55
(0.18)	(1.07)	0.54	— [2]	0.79

(0.25)	(0.19)	(0.20)	(0.21)	(0.24)
(0.25)	(0.19)	(0.20)	(0.21)	(0.24)

$9.67	$10.10	$11.36	$11.02	$11.23

(1.79)%	(9.46)%	4.92%	0.05%	7.51%

$8,163	$11,476	$14,317	$19,376	$21,059
1.62%	1.63%	1.64%	1.64%	1.64%
1.74%	1.73%	1.72%	1.72%	1.74%
2.58%	1.82%	1.77%	1.94%	2.22%
2.46%	1.73%	1.69%	1.86%	2.12%
36%	23%	3%	18%	12%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.07	$11.33	$11.00	$11.20	$10.66

0.35	0.30	0.31	0.32	0.35
(0.42)	(1.26)	0.33	(0.20)	0.54
(0.07)	(0.96)	0.64	0.12	0.89

(0.35)	(0.30)	(0.31)	(0.32)	(0.35)
(0.35)	(0.30)	(0.31)	(0.32)	(0.35)

$9.65	$10.07	$11.33	$11.00	$11.20

(0.71)%	(8.58)%	5.89%	1.15%	8.50%

$104,870	$107,300	$102,787	$75,325	$75,155
0.62%	0.63%	0.64%	0.64%	0.64%
0.74%	0.73%	0.72%	0.72%	0.74%
3.58%	2.83%	2.77%	2.94%	3.22%
3.46%	2.73%	2.69%	2.86%	3.12%
36%	23%	3%	18%	12%

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds	August 31, 2023

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Tax-Free Minnesota High-Yield Fund prior to December 2, 2019, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year, and for shares of Delaware Tax-Free Minnesota Intermediate Fund, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Minnesota High-Yield Municipal Bond Fund on or after December 2, 2019, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by DMC. Subject to the oversight of each Trust's Board of Trustees (each, a Board, or collectively, the Boards), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund's tax positions taken or expected to be taken on each Fund's federal income tax returns through the year ended August 31, 2023, and for all open tax years (years ended August 31, 2020–August 31, 2022), and has concluded that no provision for federal income tax is required in each Fund's financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the year ended August 31, 2023, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2022 (except as noted) through December 29, 2023. These waivers and reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

Operating expense
limitation a
a percentage of average
Fund	daily net assets
Delaware Tax-Free Minnesota Fund	0.59%*
Delaware Tax-Free Minnesota Intermediate Fund	0.56%
Delaware Minnesota High-Yield Municipal Bond Fund	0.61%**

*Effective December 29, 2022. For the period September 1, 2022 through December 28, 2022, the expense limitation for Delaware Tax-Free Minnesota Fund was 0.60%.

**Effective December 29, 2022. For the period September 1, 2022 through December 28, 2022, the expense limitation for Delaware Minnesota High-Yield Municipal Bond Fund was 0.63%.

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets for the period September 1, 2022 (except as noted) through December 29, 2023 is as follows:

	Operating expense limitation as a percentage of average daily net assets
Fund	Class A		Class C		Institutional Class
Delaware Tax-Free Minnesota Fund	0.84	%*	1.59	%*	0.59	%*
Delaware Tax-Free Minnesota Intermediate Fund	0.81%		1.56%		0.56%
Delaware Minnesota High-Yield Municipal Bond Fund	0.86	%**	1.61	%**	0.61	%**

*Effective December 29, 2022. For the period September 1, 2022 through December 28, 2022, the expense caps were as follows for Class A, Class C and Institutional Class, respectively: 0.85%, 1.60% and 0.60%.

**Effective December 29, 2022. For the period September 1, 2022 through December 28, 2022, the expense caps were as follows for Class A, Class C and Institutional Class, respectively: 0.88%, 1.63% and 0.63%.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended August 31, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$18,993
Delaware Tax-Free Minnesota Intermediate Fund	6,143
Delaware Minnesota High-Yield Municipal Bond Fund	10,218

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended August 31, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$32,097
Delaware Tax-Free Minnesota Intermediate Fund	4,588
Delaware Minnesota High-Yield Municipal Bond Fund	13,311

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2023, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$16,127
Delaware Tax-Free Minnesota Intermediate Fund	2,327
Delaware Minnesota High-Yield Municipal Bond Fund	12,980

For the year ended August 31, 2023, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Tax-Free Minnesota Fund	$3,530
Delaware Tax-Free Minnesota Intermediate Fund	704
Delaware Minnesota High-Yield Municipal Bond Fund	2,900

For the year ended August 31, 2023, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free Minnesota Fund	$2,139	$2,402
Delaware Tax-Free Minnesota Intermediate Fund	1,869	33
Delaware Minnesota High-Yield Municipal Bond Fund	7,511	1,591

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended August 31, 2023, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review a report related to the Funds' compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the year ended

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

August 31, 2023, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Minnesota Fund	$3,035,052	$—	$—
Delaware Tax-Free Minnesota
Intermediate Fund	—	934,995	197

3. Investments

For the year ended August 31, 2023, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Fund	Purchases	Sales
Delaware Tax-Free Minnesota Fund	$175,007,281	$190,765,602
Delaware Tax-Free Minnesota Intermediate Fund	22,596,184	33,885,169
Delaware Minnesota High-Yield Municipal Bond Fund	75,962,654	73,601,638

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

		Aggregate	Aggregate	Net unrealized
		unrealized	unrealized	appreciation
	Cost of	appreciation	depreciation	(depreciation)
Fund	investments	of investments	of investments	of investments
Delaware Tax-Free Minnesota Fund	$512,172,776	$2,589,543	$(30,812,531)	$(28,222,988)
Delaware Tax-Free Minnesota Intermediate Fund	66,368,513	316,029	(2,220,161)	(1,904,132)
Delaware Minnesota High-Yield Municipal Bond Fund	219,044,545	1,224,181	(17,557,586)	(16,333,405)

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 -	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3 -	Significant unobservable inputs, including each Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2023:

Delaware Tax-Free Minnesota Fund
Level 2
Securities
Assets:
Municipal Bonds	$483,949,788

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

3. Investments (continued)

Delaware Tax-Free Minnesota Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$64,464,381

Delaware Minnesota High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$202,511,140
Short-Term Investments	200,000
Total Value of Securities	$202,711,140

During the year ended August 31, 2023, there were no transfers into or out of Level 3 investments. Each Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to each Fund's net assets. As of August 31, 2023, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2023 and 2022 were as follows:

	Tax-exempt	Ordinary
	income	income	Total
Year ended August 31, 2023:
Delaware Tax-Free Minnesota Fund	$15,458,644	$3,228	$15,461,872
Delaware Tax-Free Minnesota Intermediate Fund	2,007,786	506	2,008,292
Delaware Minnesota High-Yield Municipal Bond Fund	7,115,273	2,013	7,117,286
Year ended August 31, 2022:
Delaware Tax-Free Minnesota Fund	13,295,000	64	13,295,064
Delaware Tax-Free Minnesota Intermediate Fund	1,811,106	—	1,811,106
Delaware Minnesota High-Yield Municipal Bond Fund	5,892,972	22	5,892,994

5. Components of Net Assets on a Tax Basis

As of August 31, 2023, the components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$538,330,931	$71,653,336	$228,237,913
Undistributed tax-exempt income	59,352	12,120	15,707
Distributions payable	(253,358)	(16,310)	(15,707)
Capital loss carryforwards	(21,161,615)	(3,971,113)	(7,756,002)
Unrealized appreciation (depreciation) of investments	(28,222,988)	(1,904,132)	(16,333,405)
Net assets	$488,752,322	$65,773,901	$204,148,506

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax deferral of losses due to wash sales, as applicable.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2023, the Funds had no reclassifications.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2023, each Fund has capital loss carryforwards available to offset future realized capital gains as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free Minnesota Fund	$7,274,626	$13,886,989	$21,161,615
Delaware Tax-Free Minnesota Intermediate Fund	561,415	3,409,698	3,971,113
Delaware Minnesota High-Yield Municipal Bond Fund	4,044,218	3,711,784	7,756,002

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

6. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Year ended		Year ended		Year ended
	8/31/23	8/31/22	8/31/23	8/31/22	8/31/23	8/31/22
Shares sold:
Class A	6,212,711	6,675,584	1,166,387	459,040	2,520,760	1,570,364
Class C	131,667	158,306	30,724	33,463	142,713	243,560
Institutional Class	11,868,644	10,473,884	1,206,119	1,633,157	5,729,835	5,317,085

Shares issued upon reinvestment of dividends and distributions:
Class A	728,413	585,945	120,576	102,035	314,143	242,222
Class C	20,362	18,503	3,627	3,305	25,248	21,551
Institutional Class	385,083	310,784	59,589	50,147	371,678	274,448
	19,346,880	18,223,006	2,587,022	2,281,147	9,104,377	7,669,230

Shares redeemed:
Class A	(9,555,213)	(8,915,827)	(1,575,131)	(1,126,691)	(3,176,663)	(1,961,685)
Class C	(494,878)	(391,496)	(100,472)	(82,500)	(460,254)	(388,928)
Institutional Class	(12,230,968)	(9,407,543)	(2,108,041)	(1,271,288)	(5,882,046)	(4,009,249)
	(22,281,059)	(18,714,866)	(3,783,644)	(2,480,479)	(9,518,963)	(6,359,862)
Net increase (decrease)	(2,934,179)	(491,860)	(1,196,622)	(199,332)	(414,586)	1,309,368

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the years ended August 31, 2023 and 2022, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund
Year ended
8/31/23	133,658	29,308	1,304	20,971	143,436	$1,824,634
8/31/22	35,428	12,655	—	12,701	35,432	592,244

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Intermediate Fund
Year ended
8/31/23	7,086	10,790	—	10,823	7,080	$178,880
8/31/22	10,192	737	—	738	10,192	117,346

Delaware Minnesota High-Yield Municipal Bond Fund
Year ended
8/31/23	226	13,236	39	13,317	226	133,068
8/31/22	629	16,920	—	16,961	629	195,261

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022. The Agreement was extended to October 30, 2023.

Each Fund had no amounts outstanding as of August 31, 2023, or at any time during the year then ended.

8. Geographic, Credit, and Market Risks

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund's performance.

Notes to financial statements

Delaware Funds by Macquarie® Minnesota municipal bond funds

8. Geographic, Credit, and Market Risks (continued)

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and are subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will usually not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

From time to time, each Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a

“current refunding.” “Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC the day-today functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2023, that would require recognition or disclosure in the Funds' financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds and Voyageur Mutual Funds and Shareholders of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Tax-Free Minnesota Fund (constituting Voyageur Tax-Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (constituting Voyageur Intermediate Tax-Free Funds) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the funds constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) as of August 31, 2023, the related statements of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2023 and each of the financial highlights for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 20, 2023

We have served as the auditor of one or more investment companies in Delaware Funds by Macquarie® since 2010.

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with their HLIM at all times during the reporting period.

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of each Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended August 31, 2023, each Fund reports distributions paid during the year as follows:

	(A)	(B)
	Tax-Exempt	Ordinary Income	Total
	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free Minnesota Fund	99.98%	0.02%	100.00%
Delaware Tax-Free Minnesota Intermediate Fund	99.97%	0.03%	100.00%
Delaware Minnesota High-Yield Municipal Bond Fund	99.97%	0.03%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.

Board Consideration of Investment Management Agreements at a Meeting Held on August 8-10, 2023

At a meeting held on August 8-10, 2023 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each, a “Fund” and together, the “Funds”) Investment Management Agreements with Delaware Management Company (“DMC”).

Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2023, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds’ Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreements. In considering and approving the Investment Management Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements for a one-year term ending January 30, 2024. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Board Consideration of Investment Management Agreements at a Meeting Held on August 8-10, 2023 (continued)

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreements and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates.

In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the Delaware Funds by Macquarie complex (the “Delaware Funds”). Among other things, these services include third party service provider oversight, transfer agency, internal audit, valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing the preparation of the Delaware Funds’ registration statement and supplements thereto and shareholder reports; responsibility for periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC.

Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5- and 10-year or since inception periods, as applicable, ended December 31, 2022.

Delaware Tax-Free Minnesota Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was in the second quartile of its Performance Universe and for the since inception period was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year and since inception periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-and 5-year and since inception periods. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods.

Delaware Tax-Free Minnesota Intermediate Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” intermediate municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was in the fourth quartile of its Performance Universe and for the since inception period was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was below the median of its Performance Universe and for the since inception period was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3- and 5-year and since inception periods. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods.

Delaware Minnesota High-Yield Municipal Bond Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the third and second quartile, respectively, of its Performance Universe and for the 5-year and since inception periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3- and 5-year and since inception periods was above the median of its Performance Universe and for the 1-year period was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3- and 5-year periods and was approximately equal to its benchmark index for the since inception period. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods.

Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as

Board Consideration of Investment Management Agreements at a Meeting Held on August 8-10, 2023 (continued)

of its most recently completed fiscal year. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with a Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). Each Fund’s total expenses were also compared with those of its Expense Universe. The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.

Delaware Tax-Free Minnesota Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Tax-Free Minnesota Intermediate Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Minnesota High-Yield Municipal Bond Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreements was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds, including the current breakpoints. The

Board noted that, as of March 31, 2023, Delaware Tax-Free Minnesota Fund’s net assets exceeded its first breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board noted DMC’s changes to its cost allocation methodology for its profitability analysis and the explanations for such changes. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund are not solely dependent on the profits realized as to that fund.

Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreements for an additional one-year period.

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Board of trustees and officers addendum

Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee

Shawn K. Lytle[2] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015 Trustee since September 2015	105	Macquarie Asset Management[3] (2015–Present) -Global Head of Macquarie Asset Management Public Investments (2019–Present) -Head of Americas of Macquarie Group (2017–Present)	None

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees

Jerome D. Abernathy 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	105	Stonebrook Capital Management, LLC (financial technology: macro factors and databases) -Managing Member (1993-Present)	None

Ann D. Borowiec 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1958	Trustee	Since March 2015	105	J.P. Morgan Chase & Co. (1987-2013) -Chief Executive Officer, Private Wealth Management (2011–2013)	Banco Santander International (2016–2019) Santander Bank, N.A. (2016-2019)

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph W. Chow 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1953	Trustee	Since January 2013	105	Private Investor
(2011–Present)
State Street Bank and
Trust Company
(1996-2011)
-Executive Vice President
of Enterprise Risk
Management and
Emerging Economies
Strategy; and Chief Risk
and Corporate
				Administration Officer	None

H. Jeffrey Dobbs 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1955	Trustee	Since April 2019[4]	105	KPMG LLP (2002-2015) -Global Sector Chairman, Industrial Manufacturing (2010-2015)	TechAccel LLC (2015–Present) PatientsVoices, Inc. (2018–Present) Valparaiso University Board (2012-Present) Ivy Funds Complex (2019-2021)

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

John A. Fry 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1960	Trustee	Since January 2001	105	Drexel University -President (2010–Present)	Federal Reserve
Bank of Philadelphia
(2020–Present)
Kresge Foundation
(2018-Present)
FS Credit Real Estate Income
Trust, Inc. (2018–Present)
vTv Therapeutics Inc.
(2017–Present)
Community Health Systems
(2004–Present)
Drexel Morgan & Co.
(2015–2019)

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph Harroz, Jr. 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1967	Trustee	Since November 1998[4]	105	University of Oklahoma
-President
(2020–Present)
-Interim President
(2019–2020)
-Vice President and
Dean, College of Law
(2010–2019)
Brookhaven Investments
LLC (commercial
enterprises)
-Managing Member
(2019–Present)
St. Clair, LLC
(commercial enterprises)
-Managing Member
				(2019–Present)	OU Medicine, Inc. (2020–Present) Big 12 Athletic Conference (2019-Present) Valliance Bank (2007–Present) Ivy Funds Complex (1998-2021)

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Sandra A.J. Lawrence 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1957	Trustee	Since April 2019[4]	105	Children’s Mercy Hospitals and Clinics (2005–2019) -Chief Administrative Officer (2016–2019)	Brixmor Property Group Inc.
(2021-Present)
Sera Prognostics Inc.
(biotechnology) (2021-Present)
Recology (resource recovery)
(2021-2023)
Evergy, Inc., Kansas City Power
& Light Company, KCP&L
Greater Missouri Operations
Company, Westar Energy, Inc.
and Kansas Gas and Electric
Company (related utility
companies) (2018-Present)
National Association of Corporate
Directors (2017-Present)
American Shared Hospital
Services (medical device)
(2017-2021)
Ivy Funds Complex (2019-2021)

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Frances A. Sevilla-Sacasa 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1956	Trustee	Since September 2011	105	Banco Itaú International -Chief Executive Officer (2012–2016) Bank of America, U.S. Trust Private Wealth -President (2007-2008) U.S. Trust Corp. -President & CEO (2005-2007)	Invitation Homes Inc.
(2023-Present)
Florida Chapter of National
Association of Corporate
Directors (2021-Present)
Callon Petroleum Company
(2019-Present)
Camden Property Trust
(2011-Present)
New Senior Investment
Group Inc. (REIT) (2021)
Carrizo Oil & Gas, Inc.
					(2018-2019)

Thomas K. Whitford 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1956	Chair and Trustee	Trustee since January 2013 Chair since January 2023	105	PNC Financial Services Group (1983–2013) -Vice Chairman (2009-2013)	HSBC USA Inc. (2014–2022) HSBC North America Holdings Inc. (2013–2022)

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Christianna Wood 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	105	Gore Creek
Capital, Ltd.
-Chief Executive Officer
and President
(2009–Present)
Capital Z Asset
Management
-Chief Executive Officer
(2008-2009)
California Public
Employees' Retirement
System (CalPERS)
-Senior Investment
Officer of Global Equity
(2002-2008)

The Merger Fund
(2013–2021),
The Merger Fund VL
(2013–2021),
WCM Alternatives: Event-Driven
Fund (2013–2021),
and WCM Alternatives: Credit
Event Fund (2017–2021)
Grange Insurance
(2013–Present)
H&R Block Corporation
(2008–2022)
International Securities
Exchange (2010-2018)
Vassar College Trustee
(2006-2018)

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Janet L. Yeomans 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1948	Trustee	Since April 1999	105	3M Company (1995-2012) -Vice President and Treasurer (2006–2012)	Temple University Hospital (2017-Present) Pennsylvania State System of Higher Education (2018-Present)
Officers
David F. Connor 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President, since May 2013; General Counsel since May 2015; Secretary since October 2005	105	David F. Connor has served in various capacities at different times at Macquarie Asset Management.	None[5]

Daniel V. Geatens 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1972	Senior Vice President and Treasurer	Senior Vice President and Treasurer since October 2007	105	Daniel V. Geatens has served in various capacities at different times at Macquarie Asset Management.	None[5]

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Richard Salus 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006	105	Richard Salus has served in various capacities at different times at Macquarie Asset Management.	None

1 “Length of Time Served” refers to the time since the Trustee or officer began serving one or more of the Trusts in the Delaware Funds complex.

2 Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Funds' investment advisor.

3 Macquarie Asset Management is the marketing name for certain companies comprising the asset management division of Macquarie Group, including the Funds' investment advisor, principal underwriter, and transfer agent.

4 Includes time served on the Board of the Ivy Funds complex prior to the date when the Ivy Funds joined the Delaware Funds complex.

5 David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Item 2.   Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds by Macquarie® Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3.   Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a.       An understanding of generally accepted accounting principles and financial statements;

b.       The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c.       Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d.       An understanding of internal controls and procedures for financial reporting; and

e.       An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a.       Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b.       Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c.       Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d.       Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

H. Jeffrey Dobbs

Sandra A.J. Lawrence

Frances Sevilla-Sacasa, Chair

Item 4.   Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $38,887 for the fiscal year ended August 31, 2023.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $38,887 for the fiscal year ended August 31, 2022.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2023.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $1,362,878 for the registrant’s fiscal year ended August 31, 2023. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2022.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $2,050,189 for the registrant’s fiscal year ended August 31, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,297 for the fiscal year ended August 31, 2023. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2023. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,297 for the fiscal year ended August 31, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2023.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2023. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2022.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2022. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds by Macquarie®.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $24,428,000 and $9,044,00 for the registrant’s fiscal years ended August 31, 2023 and August 31, 2022, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

(i) Not applicable.

(j) Not applicable.

Item 5.   Audit Committee of Listed Registrants

Not applicable.

Item 6.   Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2)   Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3)   Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR TAX FREE FUNDS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 3, 2023

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 3, 2023